DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets - Prior to offsetting of balances within same taxing jurisdiction [member] - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
The Group [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		£ 5,206
(Charge) credit to the income statement		(233)
(Charge) credit to other comprehensive income		(230)
Other (charge) credit to equity		(5)
Deferred Tax Assets, Ending Balance		4,738	£ 5,206
Deferred Tax Liabilities, Beginning Balance		(1,800)	(1,876)
(Charge) credit to the income statement		(2)	178
(Charge) credit to other comprehensive income		249	57
Impact of acquisitions and disposals		34	(159)
Exchange and other adjustments		3
Deferred Tax Liabilities, Ending Balance		(1,516)	(1,800)
The Group [member] | Tax Losses [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		4,011
(Charge) credit to the income statement		(228)
Deferred Tax Assets, Ending Balance		3,783	4,011
The Group [member] | Property, plant and equipment [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		715
(Charge) credit to the income statement		(69)
Deferred Tax Assets, Ending Balance		646	715
The Group [member] | Pension defined benefit plans [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		79
(Charge) credit to the income statement		92
(Charge) credit to other comprehensive income		(92)
Deferred Tax Assets, Ending Balance		79	79
Deferred Tax Liabilities, Beginning Balance		(181)	(85)
(Charge) credit to the income statement		(67)	199
(Charge) credit to other comprehensive income		(25)	(295)
Deferred Tax Liabilities, Ending Balance		(273)	(181)
The Group [member] | Other provisions [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		355
(Charge) credit to the income statement		(21)
(Charge) credit to other comprehensive income		(138)
Deferred Tax Assets, Ending Balance		196	355
The Group [member] | Share-based payment arrangements [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		35
(Charge) credit to the income statement		(2)
Other (charge) credit to equity		(5)
Deferred Tax Assets, Ending Balance		28	35
The Group [member] | Other temporary differences [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		11
(Charge) credit to the income statement		(5)
Deferred Tax Assets, Ending Balance		6	11
Deferred Tax Liabilities, Beginning Balance		(94)	(157)
(Charge) credit to the income statement		1	65
Impact of acquisitions and disposals		34	(2)
Exchange and other adjustments		3
Deferred Tax Liabilities, Ending Balance		(56)	(94)
The Group [member] | Acquisition Fair Value [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Liabilities, Beginning Balance		(832)	(745)
(Charge) credit to the income statement		134	70
Impact of acquisitions and disposals			(157)
Deferred Tax Liabilities, Ending Balance		(698)	(832)
The Group [member] | Derivatives [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Liabilities, Beginning Balance		(492)	(656)
(Charge) credit to the income statement		(33)	(120)
(Charge) credit to other comprehensive income		137	284
Deferred Tax Liabilities, Ending Balance		(388)	(492)
The Group [member] | Revaluation of Assets [Member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Liabilities, Beginning Balance	[1]	(201)	(233)
(Charge) credit to the income statement	[1]	(37)	(36)
(Charge) credit to other comprehensive income	[1]	137	68
Impact of acquisitions and disposals	[1]
Exchange and other adjustments	[1]
Deferred Tax Liabilities, Ending Balance	[1]	(101)	(201)
The Group [member] | Previously stated [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		4,904	5,479
(Charge) credit to the income statement			(767)
(Charge) credit to other comprehensive income			189
Impact of acquisitions and disposals on assets			3
Deferred Tax Assets, Ending Balance			4,904
The Group [member] | Previously stated [member] | Tax Losses [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		4,011	4,254
(Charge) credit to the income statement			(243)
Deferred Tax Assets, Ending Balance			4,011
The Group [member] | Previously stated [member] | Property, plant and equipment [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		715	937
(Charge) credit to the income statement			(222)
Deferred Tax Assets, Ending Balance			715
The Group [member] | Previously stated [member] | Pension defined benefit plans [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		79	196
(Charge) credit to the income statement			(281)
(Charge) credit to other comprehensive income			164
Deferred Tax Assets, Ending Balance			79
The Group [member] | Previously stated [member] | Other provisions [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		56	40
(Charge) credit to the income statement			(9)
(Charge) credit to other comprehensive income			25
Deferred Tax Assets, Ending Balance			56
The Group [member] | Previously stated [member] | Share-based payment arrangements [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		35	28
(Charge) credit to the income statement			7
Deferred Tax Assets, Ending Balance			35
The Group [member] | Previously stated [member] | Other temporary differences [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		8	24
(Charge) credit to the income statement			(19)
Impact of acquisitions and disposals on assets			3
Deferred Tax Assets, Ending Balance			8
The Group [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		302
Deferred Tax Assets, Ending Balance			302
The Group [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Other provisions [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		299
Deferred Tax Assets, Ending Balance			299
The Group [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Other temporary differences [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		3
Deferred Tax Assets, Ending Balance			3
The Bank [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		3,105
(Charge) credit to the income statement		(165)
(Charge) credit to other comprehensive income		(208)
Deferred Tax Assets, Ending Balance		2,732	3,105
Deferred Tax Liabilities, Beginning Balance		(959)	(1,079)
(Charge) credit to the income statement		(27)	187
(Charge) credit to other comprehensive income		245	(67)
Exchange and other adjustments		(7)
Deferred Tax Liabilities, Ending Balance		(748)	(959)
The Bank [member] | Tax Losses [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		2,433
(Charge) credit to the income statement		(149)
Deferred Tax Assets, Ending Balance		2,284	2,433
The Bank [member] | Property, plant and equipment [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		404
(Charge) credit to the income statement		(60)
Deferred Tax Assets, Ending Balance		344	404
The Bank [member] | Pension defined benefit plans [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		40
(Charge) credit to the income statement		60
(Charge) credit to other comprehensive income		(70)
Deferred Tax Assets, Ending Balance		30	40
Deferred Tax Liabilities, Beginning Balance		(175)	(69)
(Charge) credit to the income statement		(45)	137
(Charge) credit to other comprehensive income		44	(243)
Deferred Tax Liabilities, Ending Balance		(176)	(175)
The Bank [member] | Share-based payment arrangements [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		25
(Charge) credit to the income statement		(5)
Deferred Tax Assets, Ending Balance		20	25
The Bank [member] | Other temporary differences [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		5
(Charge) credit to the income statement		(4)
Deferred Tax Assets, Ending Balance		1	5
Deferred Tax Liabilities, Beginning Balance		(63)	(137)
(Charge) credit to the income statement		32	74
Exchange and other adjustments		(7)
Deferred Tax Liabilities, Ending Balance		(38)	(63)
The Bank [member] | Derivatives [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Liabilities, Beginning Balance		(518)	(648)
(Charge) credit to other comprehensive income		87	130
Deferred Tax Liabilities, Ending Balance		(431)	(518)
The Bank [member] | Revaluation of Assets [Member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Liabilities, Beginning Balance	[1]	(203)	(225)
(Charge) credit to the income statement	[1]	(14)	(24)
(Charge) credit to other comprehensive income	[1]	114	46
Exchange and other adjustments	[1]
Deferred Tax Liabilities, Ending Balance	[1]	(103)	(203)
The Bank [member] | Provisions [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		198
(Charge) credit to the income statement		(7)
(Charge) credit to other comprehensive income		(138)
Deferred Tax Assets, Ending Balance		53	198
The Bank [member] | Previously stated [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		2,954	3,365
(Charge) credit to the income statement			(569)
(Charge) credit to other comprehensive income			158
Deferred Tax Assets, Ending Balance			2,954
The Bank [member] | Previously stated [member] | Tax Losses [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		2,433	2,606
(Charge) credit to the income statement			(173)
Deferred Tax Assets, Ending Balance			2,433
The Bank [member] | Previously stated [member] | Property, plant and equipment [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		404	577
(Charge) credit to the income statement			(173)
Deferred Tax Assets, Ending Balance			404
The Bank [member] | Previously stated [member] | Pension defined benefit plans [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		40	118
(Charge) credit to the income statement			(211)
(Charge) credit to other comprehensive income			133
Deferred Tax Assets, Ending Balance			40
The Bank [member] | Previously stated [member] | Share-based payment arrangements [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		25	28
(Charge) credit to the income statement			(3)
Deferred Tax Assets, Ending Balance			25
The Bank [member] | Previously stated [member] | Other temporary differences [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		5
(Charge) credit to the income statement			5
Deferred Tax Assets, Ending Balance			5
The Bank [member] | Previously stated [member] | Provisions [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		47	36
(Charge) credit to the income statement			(14)
(Charge) credit to other comprehensive income			25
Deferred Tax Assets, Ending Balance			47
The Bank [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		151
Deferred Tax Assets, Ending Balance			151
The Bank [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Provisions [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		£ 151
Deferred Tax Assets, Ending Balance			£ 151

[1]	Financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets).